Shareholder Report, Average Annual Return (Details)		11 Months Ended	12 Months Ended	17 Months Ended
		May 31, 2026	May 31, 2026	May 31, 2026 [3]
Capital Group U.S. Large Growth ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Capital Group U.S. Large Growth ETF (at NAV)
Average Annual Return, Percent	[1],[2]	15.90%
Capital Group U.S. Large Value ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Capital Group U.S. Large Value ETF (at NAV)
Average Annual Return, Percent	[1],[2]	19.76%
Capital Group U.S. Small and Mid Cap ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Capital Group U.S. Small and Mid Cap ETF (at NAV)
Average Annual Return, Percent	[1]		24.43%	17.83%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 1000 Index
Average Annual Return, Percent	[2],[4]	24.88%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000 Index
Average Annual Return, Percent	[4]		29.45%	21.55%
Russell 1000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 1000 Growth Index
Average Annual Return, Percent	[2],[4]	24.07%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 1000 Value Index
Average Annual Return, Percent	[2],[4]	25.42%
Russell 2500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 2500 Index
Average Annual Return, Percent	[4]		37.96%	22.23%
Russell Midcap Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell Midcap Index
Average Annual Return, Percent	[4]		22.37%	15.93%

[1]	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
[2]	The fund began investment operations on June 24, 2025.
[3]	The fund began investment operations on January 14, 2025.
[4]	Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): London Stock Exchange Group.